Note 19 Tax assets and liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax assets and liabilities [Line Items]
Current tax assets	[1]	€ 1,978	€ 932	€ 1,199
Deferred tax assets		14,494	14,917	15,327
Tax assets		16,472	15,850	16,526
Current tax liabilities	[1]	1,415	644	545
Deferred tax liabilities		1,326	1,769	1,809
Tax liabilities		2,742	2,413	2,355
Pensions [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		422	416	439
Financial instruments [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,302	1,408	1,292
Deferred tax liabilities		568	1,124	908
Loss allowances [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,834	1,676	1,683
Other [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		1,184	1,101	1,069
Deferred tax liabilities		758	645	901
Secured tax assets [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		8,689	9,304	9,361
Tax losses [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets		€ 1,063	€ 1,012	€ 1,483

[1]	(1) The increase in current tax assets relates mainly to a higher tax receivable by the tax group in Spain for the refund of the 2022 corporate income tax as a result of the instalment payments made in the year. On the other hand, the increase in current tax liabilities mainly corresponds to a higher tax payable in both Mexico and Turkey in relation to the estimated corporate income tax for the year 2022.